Schedule of Outstanding Convertible Note (Details) - AUD ($)		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Principal value of Convertible Note		$ 1,590,100	$ 1,874,574
Debt discount, net of amortization	[1]	(420,410)	(692,621)
Convertible Note		$ 1,169,690	$ 1,181,953

[1]	The debt discount includes the following and is amortized over 18 months: